Redeemable non-controlling interest - Schedule of redeemable noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 02, 2025	Dec. 31, 2023
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency	$ 83,931	$ 132,179	$ 102,100	$ 120,650
Excess redemption value above carrying value	42,294	22,746
Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency	0	94,561
Four20 Pharma GmbH
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency	83,931	$ 37,618
Minimum | Put Option | Four20 Pharma GmbH
Redeemable Noncontrolling Interest [Line Items]
Option contract, redemption amount	80,000
Maximum | Put Option | Four20 Pharma GmbH
Redeemable Noncontrolling Interest [Line Items]
Option contract, redemption amount	$ 100,000